                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

              Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Municipal Money Market Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2005

MARKET CONDITIONS


Against the backdrop of economic improvement and rising oil prices, the Federal Open Market Committee (the "Fed") raised the federal funds target rate in each of its four meetings during the six-month reporting period. Through this "measured" series of 25 basis point increases, the Fed brought the federal funds target rate from 2.25 percent at the start of the period to 3.25 percent at the close. The yields of short-term instruments moved higher in concert with the Fed's moves. Within the municipal money market, variable-rate securities performed particularly well. Variable-rate securities quickly adjust their yields in response to changes in interest rates, a desirable characteristic in a rising-rate environment.

The State of New York continued to show signs of improvement. Residential real-estate markets show continued strength while commercial and industrial markets remained stable. Employment showed steady gains, boosted by hiring in the securities industry. On the fiscal front, for the first time in more than two decades, the State legislature passed its budget on time. The State still faces many challenges to achieving fiscal balance, however. For example, tax reforms could curtail revenues and the prospect of steep future Medicaid outlays cast a shadow. Moreover, the economic improvements seen in New York City and its surroundings area have not carried across upstate New York.

PERFORMANCE ANALYSIS


As of June 30, 2005, Morgan Stanley New York Municipal Money Market Trust had net assets of approximately $69 million and an average portfolio maturity of 28 days. For the six-month period ended June 30, 2005, the Fund provided a total return of 0.80 percent. For the seven-day period ended June 30, 2005, the Fund provided an effective annualized yield of 1.86 percent and a current yield of
1.85 percent, while its 30-day moving average yield for June was 1.77 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
We continued to manage the Fund conservatively in anticipation of continued interest-rate increases. We favored securities with daily or weekly rate reset features; this strategy positioned the Fund to benefit speedily as rates increased. Additionally, within the Fund's fixed-rate portfolio, we emphasized commercial paper with maturities of one to three months and to a lesser extent, municipal notes and bonds in the six-to-nine month range. Meanwhile, we decreased exposure to notes with one-year maturities, to avoid hindering the Fund's ability to redeploy assets in higher yielding securities as they came to market. We sought opportunities in financings for smaller municipalities whose issues often offer more attractive yield than those of larger municipal government entities.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations           84.6%
   Municipal Notes                               10.5
   Tax-Exempt Commercial Paper                    4.9

   MATURITY SCHEDULE
     1 -- 30 Days                                88.1%
    31 -- 60 Days                                 3.5
    61 -- 90 Days                                --
    91 -- 120 Days                                3.8
   121 +  Days                                    4.6

Data as of June 30, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND NEW YORK INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO
HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR

AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/05 -
                                                                     01/01/05            06/30/05             06/30/05
                                                                   -------------       -------------       ---------------
Actual (0.80% return).......................................         $1,000.00           $1,008.00              $2.99
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.82              $3.01

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.85%.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board considered that the Fund's performance peer group, has steadily improved, as the gap between the Fund's performance and the average of its performance peer group has steadily narrowed from the five- to the three- to the one-year period. The Board concluded that the Fund's performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund because the Fund was waiving part of its fee; and (ii) the Fund's total expense ratio was higher than the average total expense ratio of the funds included in the Fund's expense peer group. The Board considered that the Adviser had imposed a cap of 0.60% on the Fund's total expenses, excluding brokerage commissions but including the management fee. The Board concluded that, with the waiver and the expense cap, the Fund's management fee and total expense ratio would be competitive with its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*        VALUE
-------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (86.9%)
 $1,100     Jay Street Development Corporation, Fiscal 2004 Ser
              A-4....................................................   2.21%   07/01/05   $ 1,100,000
  2,000     Long Island Power Authority, Electric System Ser 2 Subser
              2B.....................................................   2.21    07/01/05     2,000,000
  1,495     Metropolitan Transportation Authority, ROCs II-R Ser 263
              (FSA)..................................................   2.31    07/08/05     1,495,000
  1,500     Monroe County Industrial Development Agency, St John
              Fisher College Ser 2005 (Radian).......................   2.32    07/08/05     1,500,000
  1,300     Nassau County Interim Finance Authority, Sales Tax
              Ser 2002 B (FSA).......................................   2.17    07/08/05     1,300,000
            New York City,
  2,000       Fiscal 2003 Subser C-4.................................   2.18    07/08/05     2,000,000
  1,000       Fiscal 2004 Subser A-4.................................   2.18    07/08/05     1,000,000
            New York City Housing Development Corporation,
  2,000       James Tower Development 2002 Ser A.....................   2.15    07/08/05     2,000,000
  2,700       Multi Family Carnegie Park Ser 1997 A..................   2.20    07/08/05     2,700,000
            New York City Industrial Development Agency,
  1,000       One Bryant Park LLC Ser 2004 A.........................   2.32    07/08/05     1,000,000
    700       One Bryant Park LLC Ser 2004 B.........................   2.30    07/01/05       700,000
            New York City Municipal Water Finance Authority,
  1,000       1994 Ser C (FGIC)......................................   2.34    07/01/05     1,000,000
    840       PUTTERs Ser 401........................................   2.31    07/08/05       840,000
  1,000     New York State, Environmental Quality Ser 1998 G.........   1.75    08/04/05     1,000,000
            New York State Dormitory Authority,
    500       Cornell University Ser 1990 B..........................   2.26    07/01/05       500,000
  2,000       Mental Health Services Facilities Ser 2003D - 2D
              (Ambac)................................................   2.23    07/08/05     2,000,000
  1,000       Mental Health Services Facilities Ser 2003F - 2C
              (FSA)..................................................   2.35    07/08/05     1,000,000
  1,500       North Shore - Long Island Jewish Obligated Group   Ser
              2005 Subser A..........................................   2.24    07/08/05     1,500,000
    650       The Metropolitan Museum of Art Ser A...................   2.18    07/08/05       650,000
  1,500       The New York Public Library Ser 1998 B (MBIA)..........   2.20    07/08/05     1,500,000
  1,000       Upstate Community Colleges Ser 2005 C (CIFG)...........   2.25    07/08/05     1,000,000
    795       Yeshiva University Ser 2004 ROCs II-R 4558 (Ambac).....   2.31    07/08/05       795,000
  3,000     New York State Energy Research & Development Authority,
              Long Island Lighting Co Ser 1997 A (AMT)...............   2.36    07/08/05     3,000,000
            New York State Housing Finance Agency,
  1,200       20 River Terrace Housing 2002 Ser A....................   2.31    07/08/05     1,200,000
  3,000       150 East 44th Street 2000 Ser A (AMT)..................   2.29    07/08/05     3,000,000
  3,200       750 Sixth Avenue 1998 Ser A (AMT)......................   2.36    07/08/05     3,200,000
  2,500       Historic Front Street 2003 Ser A.......................   2.27    07/08/05     2,500,000
  2,300       State Personal Income Tax Economic Development &
              Housing   Ser 2005 C (FGIC)............................   2.31    07/08/05     2,300,000
            New York State Local Government Assistance Corporation,
  1,600       Ser 1994 B.............................................   2.18    07/08/05     1,600,000
  1,700       Sub Lien Ser 2003 A-4V (FGIC)..........................   2.31    07/08/05     1,700,000

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*        VALUE
-------------------------------------------------------------------------------------------------------
 $1,500     New York State Mortgage Agency, Homeowner Mortgage
              Ser 122 (AMT)..........................................   2.25%   07/08/05   $ 1,500,000
  2,800     Oneida Indian Nation of New York, Ser 2002...............   2.28    07/08/05     2,800,000
  1,900     Port Authority of New York & New Jersey, Versatile
              Structure
              Ser 4 (AMT)............................................   2.41    07/01/05     1,900,000
  1,000     Sales Tax Asset Receivable Corporation,
              2004 Ser A Eagle #20040048 Class A (Ambac).............   2.31    07/08/05     1,000,000
  1,800     Suffolk County Water Authority, Ser 2003 BANs............   2.23    07/08/05     1,800,000
  3,200     Triborough Bridge & Tunnel Authority, Ser 2002 F.........   2.23    07/08/05     3,200,000
            Puerto Rico
  1,000     Commonwealth of Puerto Rico Public Improvement Bonds,
              Ser 2001-1 TOCs (FSA)..................................   2.30    07/08/05     1,000,000
                                                                                           -----------
            Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $60,280,000)..........................................................    60,280,000
                                                                                           -----------

                                                                                 YIELD TO
                                                                                 MATURITY
                                                            COUPON   MATURITY   ON DATE OF
                                                             RATE      DATE      PURCHASE
                                                            ------   --------   ----------
            New York Tax-Exempt Commercial Paper (5.1%)
  2,000     New York State, Environmental Quality
              Ser 1997 A..................................   2.80%   07/13/05      2.80%       2,000,000
  1,500     New York State Dormitory Authority, Columbia
              University 1997 Issue.......................   2.48    08/09/05      2.48        1,500,000
                                                                                             -----------
            Total New York Tax-Exempt Commercial Paper
            (Cost $3,500,000).............................................................     3,500,000
                                                                                             -----------
            New York Tax-Exempt Short-Term Municipal Notes (10.8%)
            Board of Cooperative Educational Services,
  1,000       Oswego County School District Ser 2005 RANs,
                dtd 06/23/05..............................   4.00    06/23/06      2.85        1,010,935
  1,000       Suffolk County First Supervisory District
              Ser 2005   RANs, dtd 07/01/05 (WI)..........   3.75    06/29/06      2.84        1,008,800
  1,000       Westchester County Second Supervisory
              District   Ser 2004 RANs, dtd 10/28/04......   2.75    10/14/05      1.98        1,002,172
  1,500     Brasher Falls Central School District, Ser
              2004 BANs, dtd 07/09/04.....................   3.00    07/08/05      1.75        1,500,353

                       See Notes to Financial Statements
 10

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

                                                                                 YIELD TO
PRINCIPAL                                                                        MATURITY
AMOUNT IN                                                   COUPON   MATURITY   ON DATE OF
THOUSANDS                                                    RATE      DATE      PURCHASE       VALUE
---------------------------------------------------------------------------------------------------------
 $1,280     Spencer-Van Etten Central School District, Ser
              2005 BANs, dtd 06/17/05.....................   4.25%   06/15/06      2.83%     $ 1,296,896
  1,690     Union Springs Central School District, Ser
              2005 BANs, dtd 06/30/05.....................   3.50    09/30/05      2.53        1,694,344
                                                                                             -----------
            Total New York Tax-Exempt Short-Term Municipal Notes
            (Cost $7,513,500).............................................................     7,513,500
                                                                                             -----------

            Total Investments
            (Cost $71,293,500) (a) (b)...........................................   102.8%     71,293,500

            Liabilities in Excess of Other Assets................................    (2.8)     (1,914,172)
                                                                                    -----     -----------
            Net Assets...........................................................   100.0%    $69,379,328
                                                                                    =====     ===========

---------------------

      AMT        Alternative Minimum Tax.
     BANs        Bond Anticipation Notes.
    PUTTERs      Puttable Tax-Exempt Receipts.
     RANs        Revenue Anticipation Notes.
     ROCs        Reset Option Certificates.
     TOCs        Tender Option Certificates.
      WI         Security purchased on a when-issued basis.
       +         Rate shown is the rate in effect at June 30, 2005.
       *         Date on which the principal amount can be recovered through demand.
      (a)        Securities have been designated as collateral in an amount equal to $1,008,800 in connection with the purchase of a
                 when-issued security.
      (b)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
     Ambac       Ambac Assurance Corporation.
     CIFG        CIFG Assurance North America, Inc.
      FSA        Financial Security Assurance Inc.
     FGIC        Financial Guaranty Insurance Company.
     MBIA        Municipal Bond Investors Assurance Corporation.
    Radian       Radian Asset Assurance Inc.

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $71,293,500)......  $71,293,500
Cash........................................................    1,742,754
Interest receivable.........................................      222,756
Prepaid expenses and other assets...........................        4,049
                                                              -----------
    Total Assets............................................   73,263,059
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    2,703,188
    Shares of beneficial interest redeemed..................    1,060,108
    Investment advisory fee.................................       11,716
    Distribution fee........................................        5,712
    Administration fee......................................        2,856
Accrued expenses and other payables.........................      100,151
                                                              -----------
    Total Liabilities.......................................    3,883,731
                                                              -----------
    Net Assets..............................................  $69,379,328
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $69,378,786
Accumulated undistributed net investment income.............          542
                                                              -----------
    Net Assets..............................................  $69,379,328
                                                              ===========
Net Asset Value Per Share,
69,379,313 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................        $1.00
                                                              ===========

                       See Notes to Financial Statements
 12

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $770,587
                                                              --------
Expenses
Investment advisory fee.....................................   157,957
Distribution fee............................................    35,102
Professional fees...........................................    33,001
Shareholder reports and notices.............................    27,601
Administration fee..........................................    17,551
Transfer agent fees and expenses............................    16,089
Trustees' fees and expenses.................................     3,876
Custodian fees..............................................     3,482
Registration fees...........................................     1,994
Other.......................................................     3,138
                                                              --------
    Total Expenses..........................................   299,791

Less: amounts waived........................................   (87,896)

Less: expense offset........................................    (1,285)
                                                              --------
    Net Expenses............................................   210,610
                                                              --------
Net Investment Income.......................................  $559,977
                                                              ========

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2005   DECEMBER 31, 2004
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   559,977       $   370,135

Dividends to shareholders from net investment income........      (560,026)         (370,137)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (702,917)        1,996,314
                                                               -----------       -----------
    Net Increase (Decrease).................................      (702,966)        1,996,312
Net Assets:
Beginning of period.........................................    70,082,294        68,085,982
                                                               -----------       -----------
End of Period
(Including accumulated undistributed net investment income
of $542 and $591, respectively).............................   $69,379,328       $70,082,294
                                                               ===========       ===========

                       See Notes to Financial Statements
 14

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Municipal Money Market Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to assume all operating expenses and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2005, aggregated $80,988,332 and $79,975,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,452. At

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

June 30, 2005, the Fund had an accrued pension liability of $58,909 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2005   DECEMBER 31, 2004
                                                              -------------   -----------------
                                                               (unaudited)

Shares sold.................................................    72,870,037       121,671,168
Shares issued in reinvestment of dividends..................       560,026           370,137
                                                               -----------      ------------
                                                                73,430,063       122,041,305
Shares redeemed.............................................   (74,132,980)     (120,044,991)
                                                               -----------      ------------
Net increase (decrease) in shares outstanding...............      (702,917)        1,996,314
                                                               ===========      ============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                               MONTHS ENDED    -----------------------------------------------------
                                               JUNE 30, 2005    2004         2003         2002      2001      2000
                                               -------------   -------      -------      -------   -------   -------
                                                (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........      $ 1.00       $ 1.00       $ 1.00       $ 1.00    $ 1.00    $ 1.00
                                                   ------       ------       ------       ------    ------    ------

Net income from investment operations........       0.008        0.005        0.003        0.006     0.019     0.031

Less dividends from net investment income....      (0.008)      (0.005)      (0.003)      (0.006)   (0.019)   (0.031)
                                                   ------       ------       ------       ------    ------    ------

Net asset value, end of period...............      $ 1.00       $ 1.00       $ 1.00       $ 1.00    $ 1.00    $ 1.00
                                                   ======       ======       ======       ======    ======    ======

Total Return.................................        0.80%(2)     0.55%        0.27%        0.64%     1.90%     3.15%

Ratios to Average Net Assets:
Expenses (before expense offset).............        0.60%(3)(4)    0.68%(1)(4)    0.79%(1)(4)    0.80%(1)    0.78%(1)    0.82%(1)

Net investment income........................        1.60%(3)(4)    0.55%(4)    0.27%(4)    0.63%     1.90%     3.12%

Supplemental Data:
Net assets, end of period, in thousands......     $69,379      $70,082      $68,086      $83,485   $75,240   $73,250

---------------------

(1)  Does not reflect the effect of the expense offset of 0.01%.
(2)  Not annualized.
(3)  Annualized.
(4) If the Investment Adviser had not waived a portion of its fee, the annualized expense and net investment income ratios would have been as follows:

                                                      NET
                                  EXPENSE          INVESTMENT
      PERIOD ENDED                 RATIO          INCOME RATIO
      ------------                -------         ------------
June 30, 2005                      0.85%              1.35%
December 31, 2004                  0.86               0.37
December 31, 2003                  0.80               0.26

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
New York Municipal Money Market Trust
Semiannual Report
June 30, 2005

[MORGAN STANLEY LOGO]

37906RPT-RA05-00639P-Y06/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer

August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer

August 23, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer

August 23, 2005


                                        3